Loss from Construction Contract Rescission	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Loss from Construction Contract Rescission

Note 5—Loss from Construction Contract Rescission

On January 25, 2013, we entered into a contract with Samsung Heavy Industries Co., Ltd. (“SHI”) for the construction of an eighth drillship, the Pacific Zonda, which provided for a purchase price of approximately $517.5 million and an original delivery date of March 31, 2015 (the “Construction Contract”). On October 29, 2015, we exercised our right to rescind the Construction Contract due to SHI’s failure to timely deliver the drillship in accordance with the contractual specifications. The carrying value of the newbuild at the date of rescission was $315.7 million, consisting of (i) advance payments in the aggregate of $181.1 million paid by us to SHI, (ii) purchased equipment, (iii) internally capitalized construction costs and (iv) capitalized interest.

On November 25, 2015, SHI formally commenced an arbitration proceeding against us in accordance with the Construction Contract. On November 30, 2015, we made demand under the third party refund guarantee accompanying the Construction Contract for the amount of our advance payments made under the Construction Contract, plus interest. Any payment under the refund guarantee is suspended until an award under the arbitration is obtained.

As of December 31, 2017 and 2016, we owned $75.0 million in purchased equipment for the Pacific Zonda recorded in property and equipment, a majority of which remains on board the Pacific Zonda subject to return to us by SHI. During the year ended December 31, 2015, we incurred $2.0 million in crew costs directly associated with the Pacific Zonda subsequent to our rescission of the Construction Contract. The resulting net loss recognized in the year ended December 31, 2015 was $40.2 million, which is included in “loss from construction contract rescission” in our consolidated statements of operations.

Based on our assessment of the facts and circumstances of the rescission, we believe the recovery of the advance payments and accrued interest in the amount of $202.6 million is probable, and is thus presented as a long-term receivable on our consolidated balance sheets at December 31, 2017 and 2016, respectively.